Principal Accounting Policies - Summary of Future Lease Payments under Operating Leases (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Accounting Policies [Abstract]
Future lease payments , year one	¥ 27,349
Future lease payments , year two	7,580
Future lease payments , year three	5,734
Future lease payments , year four	4,204
Future lease payments , year five	4,234
Total future lease payments	49,101
Less: Imputed interest	3,251
Total lease liability balance	¥ 45,850